Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Federal net operating loss carryforward	$ 43,000,000
Federal general business credit carryforward	576,000
Federal net operating loss carryforward, expiration year	2031
Federal general business credits, expiration year	2031
Federal net capital loss carryforward	$ 494,000
Federal net capital loss carryforward, expiration year	2016